Redeemable Non-Controlling Interests - Narrative (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)
VIE, primary beneficiary
Redeemable Noncontrolling Interest [Line Items]
Capital contributions		€ 908.2
Capital contributions, current year	$ 665.3	€ 600.0
VIE, primary beneficiary | Lottomatica, S.p.A.
Redeemable Noncontrolling Interest [Line Items]
Ownership percentage	61.50%	61.50%
VIE, primary beneficiary | Other non-current assets
Redeemable Noncontrolling Interest [Line Items]
Capital contributions		€ 770.0
VIE, primary beneficiary | Technological infrastructure
Redeemable Noncontrolling Interest [Line Items]
Capital contributions		€ 138.2
Lotto Concession
Redeemable Noncontrolling Interest [Line Items]
Amortization period of license fee (in years)	9 years